Note 16 - Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Successor
(in thousands, except share and per share amounts)	December 6, 2018 through January 31, 2019
Net loss (numerator):
Net loss attributable to Concrete Pumping Holdings, Inc.	$(3,630)
Less: Preferred stock - cumulative dividends	(269)
Net loss available to common shareholders	$(3,899)

Weighted average shares (denominator):
Weighted average shares - basic	28,847,707
Weighted average shares - diluted	28,847,707

Basic loss per share	$(0.14)
Diluted loss per share	$(0.14)
	Predecessor
(in thousands)	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Net loss (numerator):
Net (loss) income attributable to Concrete Pumping Holdings, Inc.	$(22,575)	$17,558
Less: Preferred stock - cumulative dividends	(126)	(342)
Less: Undistributed earnings allocated to preferred shares	-	(4,065)
Net (loss) income available to common shareholders	$(22,701)	$13,151

Weighted average shares (denominator):
Weighted average shares - basic	7,576,289	7,576,289
Dilutive effect of stock options	-	914,425
Weighted average shares - diluted	7,576,289	8,490,714

Basic income (loss) per share	$(3.00)	$1.74
Diluted income (loss) per share	$(3.00)	$1.55

	2018	2017	2016
Net Income (numerator):
Basic & Diluted:
Net income attributable to Concrete Pumping Holdings, Inc. and Subsidiaries	$28,381,842	$913,279	$6,269,955
Less: Preferred stock - cumulative dividends	(1,428,257)	(1,811,837)	(1,695,122)
Less: Undistributed earnings allocated to preferred shares	(6,365,083)	-	(1,108,807)
Net income (loss) available to common shareholders	$20,588,502	$(898,558)	$3,466,026

Weighted average shares (denominator):
Weighted average shares - basic	7,576,289	7,576,289	7,576,289
Dilutive effect of stock options	749,601	-	703,032
Weighted average shares - diluted	8,325,890	7,576,289	8,279,321

Antidilutive stock options	-	770,171	-

Basic income (loss) per share	$2.72	$(0.12)	$0.46
Diluted income (loss) per share	$2.47	$(0.12)	$0.42